N-2 - USD ($)				3 Months Ended
		Aug. 07, 2023	Jun. 30, 2023	Sep. 30, 2023	[12]	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001280784
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Hercules Capital, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the public offering price):
Sales load (as a percentage of offering price) (1)	3.00%
Offering expenses	0.31	% (2)
Dividend reinvestment plan fees	—	(3)

Total stockholder transaction expenses (as a percentage of the public offering price)	3.31%

(1)	Represents the underwriting discount with respect to the shares of our common stock sold by us in this offering .
(2)	The percentage reflects estimated offering expenses of approximately $350,000.
(3)
The expenses associated with the administration of our dividend reinvestment plan are included in “Operating expenses.” We pay all brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	[1]	3.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.31%
Other Transaction Expense 2 [Percent]		3.31%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock): (4)
Operating expenses	5.57	% (5)(6)
Interest and fees paid in connection with borrowed funds	5.19	% (7)
Acquired fund fees and expenses	0.01	% (8)

Total annual expenses	10.77	% (9)

(4)	“Net assets attributable to common stock” equals the weighted average net assets for the six months ended June 30, 2023, which is approximately $1.49 billion.
(5)
“Operating expenses” represents our estimated annualized operating expenses, based on actual operating expenses incurred for the six months ended June 30, 2023. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our most recent Annual Report on Form
10-K,
“Executive Officers,” and “Executive Compensation” in our most recent Definitive Proxy Statement on Schedule 14A.

(6)
We do not have an investment adviser and are internally managed by our executive officers under the supervision of our Board of Directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals.

(7)	“Interest and fees paid in connection with borrowed funds” represents our estimated annualized interest, fees, and credit facility expenses using actuals from the six months ended June 30, 2023.
(8)	“Acquired fund fees and expenses” represent the estimated annualized indirect expense incurred due to investments in other investment companies and private funds.
(9)
“Total annual expenses” is the sum of “Operating expenses”, “Interest and fees paid in connection with borrowed funds”, and “Acquired fund fees and expenses”. “Total annual expenses” is presented as a percentage of weighted average net assets attributable to common stockholders because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, including the fees and expenses of our wholly-owned consolidated subsidiaries, all of which are included in this fee table presentation.

Management Fees [Percent]	[4],[5],[6]	5.57%
Interest Expenses on Borrowings [Percent]	[5],[7]	5.19%
Acquired Fund Fees and Expenses [Percent]	[5],[8]	0.01%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	[5],[9]	10.77%
Expense Example [Table Text Block]
EXAMPLE
The below example is intended to help you understand the cumulative expenses that you would pay on a $1,000 investment in our common stock over a 1-, 3-, 5- and 10-year period.
These hypothetical expenses assume a 5% annual return on your investment, annual operating expenses of 10.77% (from the above table) and that we incur no additional leverage and that all dividends are reinvested in additional shares of common stock. Actual expenses, returns, operating expenses, leverage levels, dividend amounts and dividend treatment may all differ
.

1 Year	3 Years	5 Years	10 Years
$134	$320	$485	$824

Expense Example, Year 01		$ 134
Expense Example, Years 1 to 3		320
Expense Example, Years 1 to 5		485
Expense Example, Years 1 to 10		$ 824
Purpose of Fee Table , Note [Text Block]		The below table is intended to help you understand the different costs and expenses that an investor in our common stock will bear, both directly and indirectly. Some of the percentages included in this table are only estimates. The footnotes below the table tell you which items in the table are estimates. In general, if this prospectus supplement or the accompanying prospectus says that fees and expenses will be paid by “you” or “us” or that “we” will pay fees or expenses, this means that holders of our common stock will indirectly bear such fees and expenses as investors in Hercules Capital, Inc.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the public offering price
Management Fee not based on Net Assets, Note [Text Block]	“Operating expenses” represents our estimated annualized operating expenses, based on actual operating expenses incurred for the six months ended June 30, 2023. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our most recent Annual Report on Form
10-K,
		“Executive Officers,” and “Executive Compensation” in our most recent Definitive Proxy Statement on Schedule 14A.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired fund fees and expenses” represent the estimated annualized indirect expense incurred due to investments in other investment companies and private funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to maximize our portfolio total return by generating current income from our debt investments and capital appreciation from our warrant and equity-related investments.
Risk Factors [Table Text Block]
RISK FACTORS
An investment in our common stock may be speculative and involves risks, including total loss of investment. The companies in which we invest are also subject to special risks. See “Risk Factors” beginning on page 11 of the accompanying prospectus, in our most recent Annual Report on
Form 10-K, our
subsequent Quarterly Reports on
Form 10-Q, in
any of our other filings with the SEC, and in any free writing prospectus to read about risks that you should consider before investing in our common stock, including the risk of leverage.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock is traded on the NYSE under the symbol “HTGC.”
The following table sets forth the range of high and low sales prices of our common stock, and the sales price as a percentage of NAV for each fiscal quarter. The stock quotations are interdealer quotations and do not include markups, markdowns or commissions.

	NAV (1)		Price Range		High Sales Price Premium (Discount) to NAV (2)	Low Sales Price Premium (Discount) to NAV (2)
			High	Low
2020
First quarter		$9.92	$15.99	$6.81	61.2%	(31.4)%
Second quarter		$10.19	$11.83	$6.64	16.1%	(34.8)%
Third quarter		$10.26	$11.97	$10.02	16.7%	(2.3)%
Fourth quarter		$11.26	$14.42	$11.13	28.1%	(1.2)%
2021
First quarter		$11.36	$16.60	$14.21	46.1%	25.1%
Second quarter		$11.71	$17.66	$15.98	50.8%	36.5%
Third quarter		$11.54	$17.56	$16.50	52.2%	43.0%
Fourth quarter		$11.22	$18.07	$16.14	61.1%	43.9%
2022
First quarter		$10.82	$18.23	$16.56	68.5%	53.0%
Second quarter		$10.43	$18.91	$12.82	81.3%	22.9%
Third quarter		$10.47	$16.13	$11.45	54.1%	9.4%
Fourth quarter		$10.53	$14.92	$11.59	41.7%	10.1%
2023
First quarter		$10.82	$16.24	$11.56	50.1%	6.8%
Second quarter		$10.96	$15.08	$12.38	37.6%	13.0%
Third quarter (3)	$	*	$17.75	$14.86	* %	* %

(1)
NAV is determined as of the last day in the relevant quarter and therefore may not reflect NAV on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares of common stock at the end of the relevant quarter.

(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)	Through August 4, 2023.
*	NAV has not yet been calculated for the period.

RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
An investment in our common stock may be speculative and involves risks, including total loss of investment. The companies in which we invest are also subject to special risks. See “Risk Factors” beginning on page 11 of the accompanying prospectus, in our most recent Annual Report on
Form 10-K, our
subsequent Quarterly Reports on
Form 10-Q, in
any of our other filings with the SEC, and in any free writing prospectus to read about risks that you should consider before investing in our common stock, including the risk of leverage.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common stock
Outstanding Security, Authorized [Shares]			200,000,000
2020 [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid																$ 11.13	$ 10.02	$ 6.64	$ 6.81
Highest Price or Bid																$ 14.42	$ 11.97	$ 11.83	$ 15.99
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]															28.10%	16.70%	16.10%	61.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]															(1.20%)	(2.30%)	(34.80%)	(31.40%)
NAV Per Share	[11]															$ 11.26	$ 10.26	$ 10.19	$ 9.92
2021 [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid												$ 16.14	$ 16.5	$ 15.98	$ 14.21
Highest Price or Bid												$ 18.07	$ 17.56	$ 17.66	$ 16.6
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]											61.10%	52.20%	50.80%	46.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]											43.90%	43.00%	36.50%	25.10%
NAV Per Share	[11]											$ 11.22	$ 11.54	$ 11.71	$ 11.36
2022 [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid								$ 11.59	$ 11.45	$ 12.82	$ 16.56
Highest Price or Bid								$ 14.92	$ 16.13	$ 18.91	$ 18.23
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]							41.70%	54.10%	81.30%	68.50%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]							10.10%	9.40%	22.90%	53.00%
NAV Per Share	[11]							$ 10.53	$ 10.47	$ 10.43	$ 10.82
2023 [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.86		$ 12.38	$ 11.56
Highest Price or Bid				$ 17.75		$ 15.08	$ 16.24
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				[13]	37.60%	50.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				[13]	13.00%	6.80%
NAV Per Share	[11]		$ 10.96		[13]	$ 10.96	$ 10.82

[1]	Represents the underwriting discount with respect to the shares of our common stock sold by us in this offering.
[2]	The expenses associated with the administration of our dividend reinvestment plan are included in “Operating expenses.” We pay all brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses of approximately $350,000.
[4]	We do not have an investment adviser and are internally managed by our executive officers under the supervision of our Board of Directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals.
[5]	“Net assets attributable to common stock” equals the weighted average net assets for the six months ended June 30, 2023, which is approximately $1.49 billion.
[6]	“Operating expenses” represents our estimated annualized operating expenses, based on actual operating expenses incurred for the six months ended June 30, 2023. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our most recent Annual Report on Form 10-K, “Executive Officers,” and “Executive Compensation” in our most recent Definitive Proxy Statement on Schedule 14A.
[7]	“Interest and fees paid in connection with borrowed funds” represents our estimated annualized interest, fees, and credit facility expenses using actuals from the six months ended June 30, 2023.
[8]	“Acquired fund fees and expenses” represent the estimated annualized indirect expense incurred due to investments in other investment companies and private funds.
[9]	“Total annual expenses” is the sum of “Operating expenses”, “Interest and fees paid in connection with borrowed funds”, and “Acquired fund fees and expenses”. “Total annual expenses” is presented as a percentage of weighted average net assets attributable to common stockholders because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, including the fees and expenses of our wholly-owned consolidated subsidiaries, all of which are included in this fee table presentation.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[11]	NAV is determined as of the last day in the relevant quarter and therefore may not reflect NAV on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares of common stock at the end of the relevant quarter.
[12]	Through August 4, 2023.
[13]	NAV has not yet been calculated for the period.